Shareholders’ equity (Details Narrative)				1 Months Ended		6 Months Ended
		Jul. 02, 2025	Mar. 15, 2024 shares	Jul. 18, 2025	Nov. 29, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Jun. 30, 2024 shares	Mar. 22, 2024 $ / shares	Dec. 31, 2023 shares	May 14, 2018 ¥ / shares shares
Class of Stock [Line Items]
Ordinary stock, share authorized														50,000,000
Ordinary stock, par value | ¥ / shares														¥ 0.001
Ordinary shares description			that following the Share Consolidation the authorized share capital of the Company will be changed from US$200,000 divided into 200,000,000 shares of a nominal or par value of US$0.001 each to US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each., (ii) immediately following the Share Consolidation, the authorized share capital of the Company be increased from US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01		(1) share of a nominal or par value of US$0.2 each such that following the Share Consolidation the authorized share capital of the Company will be changed from US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 10,000,000 shares of a nominal or par value of US$0.02 each; (ii) increase the authorized share capital of the Company from US$2,000,000 divided into 10,000,000 Consolidated Ordinary Shares of a nominal or par value of$0.2 each, to US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary Shares of a nominal or par value of $0.2	The Meeting approved amendments to increase the number of authorized ordinary shares of the Company from USD 50,000 divided into 50,000,000 ordinary shares of par value USD 0.001 each to USD 200,000 divided into 200,000,000 ordinary shares of par value USD 0.001 each.	The Meeting approved amendments to increase the number of authorized ordinary shares of the Company from USD 50,000 divided into 50,000,000 ordinary shares of par value USD 0.001 each to USD 200,000 divided into 200,000,000 ordinary shares of par value USD 0.001 each.
Additional shares			180,000,000		990,000,000
Ordinary stock, par value | $ / shares												$ 0.001
Variation of share capital description						Such that immediately following the Variation of Share Capital, the authorized share capital of the Company shall be changed from US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary shares to US$200,000,000 divided into 800,000,000 Class A Ordinary shares, and 200,000,000 Class B Ordinary shares	Such that immediately following the Variation of Share Capital, the authorized share capital of the Company shall be changed from US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary shares to US$200,000,000 divided into 800,000,000 Class A Ordinary shares, and 200,000,000 Class B Ordinary shares
Reverse share split description		The Meeting approved (i) A 30-for-1 share consolidation of the Company’s issued and unissued Class A and Class B ordinary shares; (ii) An increase in the authorized share capital to US$6,000,000,000, effective immediately following the Share Consolidation. (iii) A capital reduction and reorganization, which includes reducing the par value of the Company’s ordinary shares to US$0.0000001. (iv) An amendment to the Company’s Memorandum and Association to reflect the new capital structure following the reorganization. The proposals (iii) and (iv) are special resolutions, and their implementation remains conditional upon the sanction of the Grand Court of the Cayman Islands.
Share consolidation description				The share capital of the Company is US$6,000,000,000 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$6 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$6 each. There is no limit on the number of shares of any class which the Company is authorized to issue. Each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share.
Retained earnings for statutory reserves						$ 1,138,867		¥ 8,152,694		¥ 8,152,694
Statutory reserve | ¥								¥ 0		¥ 1,419,689
Paid-in-capital and statutory reserve						$ 18,082,246	¥ 129,443,568
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares						10,503,680		10,503,680
Shares outstanding	[1]					10,941,519		10,941,519		437,885
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares						1,162,609		1,162,609
Shares outstanding	[1]					1,495,942		1,495,942		333,333
Common Stock [Member]
Class of Stock [Line Items]
Ordinary stock, par value | $ / shares						$ 6.0
Shares outstanding	[1]										28,932		8,601
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, par value | $ / shares	[2]					$ 6.0			$ 6.0
Ordinary stock, shares authorized						800,000,000		800,000,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, par value | $ / shares	[2]					$ 6.0			$ 6.0
Ordinary stock, shares authorized						200,000,000		200,000,000

[1]	Number of shares has been retrospectively adjusted for the share consolidation, refer to note 12.
[2]	Number of shares has been retrospectively adjusted for the share consolidation, refer to Note 12.